LONG-TERM DEBT (Details) $ / shares in Units, $ in Millions				12 Months Ended
	May 04, 2018 USD ($) $ / shares	Mar. 10, 2018 USD ($)	Dec. 05, 2017 USD ($)	Dec. 31, 2017 USD ($) Building $ / shares	May 03, 2018 Vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 375.0
Maturity date				Nov. 30, 2020
Debt instrument, frequency of periodic payment				quarterly
Debt instrument, periodic payment				$ 10.0
Number of new buildings | Building				3
Percentage of purchase price expected to pay by lending provider				77.50%
Term of bareboat charter agreement				10 years
First flexibility period to purchase the vessels				5 years
Second flexibility period to purchase the vessels				7 years
Minimum value adjusted equity				$ 175.0
Minimum value adjusted equity ratio				25.00%
Minimum liquidity value				$ 20.0
Subsequent Event [Member]
Debt Instrument [Line Items]
Number of vessels placed in the market for sale | Vessel					2
Maximum [Member]
Debt Instrument [Line Items]
Interest rate				10.50%
Amount of dividends that can be distributed quarterly (in dollars per share) | $ / shares				$ 0.03
Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Number of additional vessels possibly expected to be sold | Vessel					10
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 500.0	$ 430.0
Maturity date				Dec. 31, 2020
Deferred financing costs							$ 4.6
Drawn amount				$ 391.6		$ 447.0
Percentage of increase in margin for the period of waiver						2.00%
Repayment of debt			$ 3.1
Revolving Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Security ratio after adjustment	135.00%
Liquidity covenant after adjustment	$ 15.0
Minimum market cap ratio after adjustment	$ 200.0
Percentage of increase in undrawn borrowings	6.00%
Dividend distributed	$ 4.3
Repayment of debt	$ 52.3	$ 4.3
Amount of dividends that can be distributed quarterly (in dollars per share) | $ / shares	$ 0.03
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum market cap to value adjusted total assets				25.00%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Minimum market cap to value adjusted total assets				45.00%
Revolving Credit Facility [Member] | Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds from sale of equity	$ 75.0
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 250.0
Covenant amount				30.0
New equity under recapitalization program				103.7
Gross amount under new equity under recapitalization program				110.0
Associated fees				13.1
Financing of outstanding commitments per ship				39.0
New Revolving Credit Facility [Member] | Bond Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 150.0